CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Notes payable	¥ 394,285,714	$ 56,382,107	¥ 294,348,768
Accounts payable	704,089,088	100,683,400	869,015,140
Income taxes payable	2,197,710	314,268	1,071,914
Advances from customers	182,598,444	26,111,230	35,892,860
Deferred revenue-current	75,148,049	10,746,028	50,247,103
Accrued expenses and other current liabilities	404,813,611	57,887,575	201,356,008
Deferred revenue-non-current	23,316,175	3,334,169	16,886,859
Deferred income tax liabilities	2,057,892	294,275	3,269,464
Operating lease liabilities	3,956,501	565,772	89,990
Other non-current liabilities	¥ 12,941,916	$ 1,850,669	¥ 9,697,841
Ordinary shares, authorized | shares	5,000,000,000	5,000,000,000
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	4,900,000,000	4,900,000,000	4,900,000,000
Ordinary shares, issued | shares	141,231,394	141,231,394	139,303,366
Ordinary shares, outstanding | shares	141,231,394	141,231,394	139,303,366
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	50,000,000	50,000,000	50,000,000
Ordinary shares, issued | shares	15,222,020	15,222,020	16,542,020
Ordinary shares, outstanding | shares	15,222,020	15,222,020	16,542,020
VIE
Notes payable	¥ 394,285,714		¥ 294,348,768
Accounts payable	670,748,944		856,557,922
Income taxes payable	933,612		909,115
Advances from customers	174,904,222		32,623,364
Deferred revenue-current	75,148,049		50,247,103
Accrued expenses and other current liabilities	382,533,451		192,470,955
Deferred revenue-non-current	23,316,175		16,886,859
Deferred income tax liabilities	2,057,892		3,269,464
Operating lease liabilities	976,934		89,990
Other non-current liabilities	¥ 12,941,916		¥ 9,697,841